Organization and Description of Business (Details Narrative)				12 Months Ended
	Dec. 29, 2021 MYR (RM) shares	Mar. 23, 2021 MYR (RM)	Jan. 27, 2021 USD ($)	Dec. 31, 2023	Nov. 08, 2021	Sep. 30, 2021
Exclusive Business Cooperation Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Agreement term, description				The Agreement has a term of 10 years but may be extended Angkasa-X Holdings Corp. in its discretion.
Share Pledge Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Agreement term, description				The pledge shall remain in effect until 10 years or such extended term by Angkasa-X Holdings Corp as per the Exclusive Business Cooperation Agreement or upon the obligations under the principle agreement have been fulfilled, whichever is later.
Exclusive Option Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Agreement term, description				Pursuant to the Exclusive Option Agreement, the shareholders of AngkasaX Innovation Sdn. Bhd. granted Angkasa-X Holdings Corp.an irrevocable and exclusive right and option to purchase up to 49% of their equity interests in AngkasaX Innovation Sdn. Bhd.. The purchase price shall be equal to the capital paid in by the shareholders, adjusted pro rata for the purchase of less than all of the equity interests. The Agreement is effective for a term of 10 years, and may be renewed at Angkasa-X Holdings Corp.’s election.
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of business acquisition equity interest					51.00%	50.00%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition of equity interest | RM	RM 260,205
Percentage of business acquisition equity interest	51.00%
Business acquisition of equity interest, shares | shares	260,205
Chief Executive Officer [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition of equity interest		RM 100	$ 100